SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-Based Compensation (Details)	6 Months Ended
Jun. 30, 2025
Stock Options and Restricted Stock Units
Share-Based Compensation
Award vesting period	3 years
Restricted Stock
Share-Based Compensation
Award vesting period	3 years